RELATED PARTY TRANSACTIONS Receivables and Other Current Assets From Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Advances	$ 0	$ 900,000
Reclassified to assets held for sale	(45,000,000)
Joint ventures where entity is venturer | Non-Interest Bearing Receivable | Sadiola And Yatela
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions beginning balance	100,000	100,000
Advances	200,000	300,000
Repayments	(300,000)	(300,000)
Amounts receivable, related party transactions ending balance	0	100,000
Joint ventures where entity is venturer | Interest Bearing Receivable
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions beginning balance	14,000,000	36,300,000
Advances	0	900,000
Repayments	(4,000,000)	(12,300,000)
Write-down of receivable	0	(10,900,000)
Reclassified to assets held for sale	(10,000,000)	0
Amounts receivable, related party transactions ending balance	$ 0	$ 14,000,000
Floating interest rate | Joint ventures where entity is venturer | Interest Bearing Receivable
Disclosure of transactions between related parties [line items]
Related party amounts receivable, adjustment to interest rate	2.00%